VIRTUS Seix Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—35.0%
U.S. Treasury Bonds 4.625%, 5/15/54	$ 14,558	$ 15,791
U.S. Treasury Notes
4.250%, 3/15/27	2,203	2,237
4.375%, 7/15/27	15,489	15,813
3.750%, 12/31/28	3,710	3,735
4.250%, 6/30/29	8,038	8,273
3.875%, 8/15/34	7,559	7,612
Total U.S. Government Securities (Identified Cost $52,435)		53,461

Mortgage-Backed Securities—37.4%
Agency—37.4%
Federal Home Loan Mortgage Corporation
Pool #A95259 4.000%, 12/1/40	808	794
Pool #G60019 4.500%, 3/1/44	318	319
Pool #Q42921 3.500%, 9/1/46	950	908
Pool #Q53881 4.500%, 1/1/48	677	676
Pool #QA3079 3.500%, 10/1/49	460	434
Pool #QA4766 3.500%, 11/1/49	836	794
Pool #QC2692 3.000%, 6/1/51	265	242
Pool #QE1443 4.000%, 5/1/52	343	331
Pool #QE1985 4.500%, 5/1/52	599	594
Pool #QE2366 5.000%, 5/1/52	303	306
Pool #QE4826 4.500%, 7/1/52	626	616
Pool #QE9908 5.500%, 9/1/52	633	645
Pool #QF4847 5.500%, 12/1/52	445	451
Pool #QF8190 6.000%, 2/1/53	759	782
Pool #QF8551 5.500%, 3/1/53	401	408
Pool #RA2579 3.000%, 5/1/50	3,318	2,999
Pool #RA2622 3.000%, 5/1/50	308	277
Pool #RA8188 4.500%, 11/1/52	298	293
Pool #RA8285 4.500%, 10/1/47	1,557	1,539
Pool #RJ0194 6.000%, 11/1/53	1,117	1,148
Pool #SD0164 3.500%, 12/1/49	919	867
Pool #SD1618 5.000%, 9/1/52	931	933
Pool #SD2317 6.000%, 1/1/53	1,570	1,608
	Par Value	Value

Agency—continued
Pool #SD5272 6.000%, 5/1/54	$ 1,848	$ 1,916
Pool #SI2061 3.500%, 9/1/50	444	414
Pool #ZM5226 3.500%, 12/1/47	475	444
Federal National Mortgage Association
Pool #AB3692 4.000%, 10/1/41	684	668
Pool #AB3878 4.000%, 11/1/41	737	720
Pool #AB5924 3.000%, 8/1/42	1,179	1,080
Pool #BL7779 1.460%, 8/1/30	1,955	1,678
Pool #BO1277 3.000%, 7/1/49	458	412
Pool #BO1345 3.500%, 8/1/49	989	937
Pool #BO1351 4.000%, 8/1/49	380	370
Pool #BT7914 5.000%, 10/1/52	1,650	1,658
Pool #BV3044 3.000%, 2/1/52	724	657
Pool #BW0044 5.000%, 7/1/52	774	779
Pool #BW3311 4.500%, 7/1/52	1,559	1,543
Pool #BY8494 5.500%, 8/1/53	1,028	1,047
Pool #CA4166 3.500%, 9/1/49	883	825
Pool #CA5122 3.000%, 2/1/50	510	466
Pool #CB0998 3.000%, 7/1/51	1,203	1,080
Pool #CB3110 2.500%, 3/1/47	1,323	1,150
Pool #CB3630 4.000%, 5/1/52	1,590	1,529
Pool #CB3875 3.500%, 6/1/47	979	914
Pool #CB4451 4.000%, 8/1/42	483	471
Pool #CB7240 6.000%, 10/1/53	870	896
Pool #FM7290 3.000%, 5/1/51	775	709
Pool #FM8210 3.000%, 4/1/50	622	569
Pool #FS1443 3.500%, 4/1/52	244	228
Pool #FS2249 5.000%, 6/1/52	816	819
Pool #FS2692 5.000%, 8/1/52	1,678	1,685
Pool #FS3262 4.000%, 10/1/46	1,819	1,788
Pool #FS3386 3.500%, 5/1/38	1,128	1,093
See Notes to Schedule of Investments

VIRTUS Seix Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024
($ reported in thousands)
	Par Value	Value

Agency—continued
Pool #FS3687 5.000%, 11/1/52	$ 1,041	$ 1,044
Government National Mortgage Association
Pool #783745 3.500%, 3/15/43	1,709	1,632
Pool #787186 6.000%, 10/20/53	1,470	1,505
Pool #787394 5.500%, 5/20/54	1,617	1,653
Pool #CO1904 5.000%, 8/15/52	961	991
Pool #CR3025 5.500%, 12/20/52	819	837
Pool #CR9210 5.500%, 1/20/53	624	630
Pool #CS2411 6.000%, 3/20/53	112	115
Pool #CS5391 6.000%, 1/20/53	722	742
Pool #CS5448 6.000%, 1/20/53	1,053	1,081
Pool #CS7736 6.000%, 4/20/53	410	422
Total Mortgage-Backed Securities (Identified Cost $57,027)		57,161

Asset-Backed Securities—5.2%
Automobiles—0.3%
Ford Credit Auto Owner Trust 2023-1, A 144A 4.850%, 8/15/35(1)	475	484
Credit Card—2.2%
American Express Credit Account Master Trust
2023-3, A 5.230%, 9/15/28	790	808
2024-2, A 5.240%, 4/15/31	610	641
Capital One Multi-Asset Execution Trust 2024-A1, A 3.920%, 9/17/29	1,095	1,094
Synchrony Card Funding LLC 2024-A1, A 5.040%, 3/15/30	745	759
		3,302

Other—2.7%
CF Hippolyta Issuer LLC
2020-1, A1 144A 1.690%, 7/15/60(1)	495	479
2020-1, B1 144A 2.280%, 7/15/60(1)	742	711
Jersey Mike’s Funding LLC 2019-1A, A2 144A 4.433%, 2/15/50(1)	883	868
PSNH Funding LLC 2018-1, A3 3.814%, 2/1/35	255	247
Stack Infrastructure Issuer LLC 2023-1A, A2 144A 5.900%, 3/25/48(1)	160	162
Vantage Data Centers LLC 2020-2A, A2 144A 1.992%, 9/15/45(1)	805	738
	Par Value	Value

Other—continued
Verizon Master Trust 2023-7, A1A 5.670%, 11/20/29	$ 900	$ 928
		4,133

Total Asset-Backed Securities (Identified Cost $7,942)		7,919

Corporate Bonds and Notes—21.1%
Communication Services—0.3%
AT&T, Inc. 3.550%, 9/15/55	590	431
Consumer Discretionary—2.8%
BMW U.S. Capital LLC 144A 1.950%, 8/12/31(1)	464	392
BorgWarner, Inc. 5.400%, 8/15/34	318	325
Daimler Truck Finance North America LLC 144A 2.500%, 12/14/31(1)	417	361
General Motors Financial Co., Inc. 5.750%, 2/8/31	298	308
Hyundai Capital America 144A 5.700%, 6/26/30(1)	593	623
Lithia Motors, Inc. 144A 4.375%, 1/15/31(1)	815	758
VOC Escrow Ltd. 144A 5.000%, 2/15/28(1)	770	761
Yum! Brands, Inc. 5.375%, 4/1/32	750	748
		4,276

Consumer Staples—2.1%
Kimberly-Clark Corp. 4.500%, 2/16/33	552	562
PepsiCo, Inc. 4.650%, 2/15/53	1,200	1,161
Philip Morris International, Inc.
4.875%, 2/13/29	300	308
5.375%, 2/15/33	1,052	1,100
		3,131

Energy—2.0%
Boardwalk Pipelines LP
4.450%, 7/15/27	159	159
3.400%, 2/15/31	290	267
BP Capital Markets America, Inc. 4.812%, 2/13/33	885	897
Enterprise Products Operating LLC 4.200%, 1/31/50	434	370
Pioneer Natural Resources Co. 1.900%, 8/15/30	859	753
Targa Resources Corp. 4.200%, 2/1/33	390	369
Williams Cos., Inc. (The) 3.500%, 10/15/51	418	304
		3,119

See Notes to Schedule of Investments

VIRTUS Seix Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024
($ reported in thousands)
	Par Value	Value

Financials—8.0%
AerCap Ireland Capital DAC 3.000%, 10/29/28	$ 324	$ 306
American Express Co. 6.338%, 10/30/26	377	385
Bank of America Corp.
2.087%, 6/14/29	585	540
2.572%, 10/20/32	633	555
Bank of New York Mellon Corp. (The) 4.414%, 7/24/26	934	932
BPCE S.A. 144A 5.748%, 7/19/33(1)	550	568
Consumers 2023 Securitization Funding LLC Series A2 5.210%, 9/1/31	305	318
Enact Holdings, Inc. 6.250%, 5/28/29	238	247
Essent Group Ltd. 6.250%, 7/1/29	289	301
GGAM Finance Ltd. 144A 5.875%, 3/15/30(1)	775	776
Goldman Sachs Group, Inc. (The) 1.542%, 9/10/27	836	792
JPMorgan Chase & Co. 5.350%, 6/1/34	620	649
KeyBank N.A. 4.390%, 12/14/27	420	416
Macquarie Airfinance Holdings Ltd. 144A 6.400%, 3/26/29(1)	456	475
Morgan Stanley 1.593%, 5/4/27	703	673
PG&E Wildfire Recovery Funding LLC Series A-2 4.263%, 6/1/38(2)	835	813
PNC Financial Services Group, Inc. (The)
6.615%, 10/20/27	421	440
5.492%, 5/14/30	307	321
Radian Group, Inc. 6.200%, 5/15/29	270	282
Sigeco Securitization I LLC Series A1 5.026%, 11/15/38	418	427
U.S. Bancorp
5.384%, 1/23/30	337	350
5.678%, 1/23/35	318	337
UBS Group AG 144A 6.850% (1)(3)	584	591
Wells Fargo & Co.
3.526%, 3/24/28	494	485
3.350%, 3/2/33	281	257
		12,236

Health Care—1.7%
AbbVie, Inc. 4.250%, 11/21/49	769	689
Amgen, Inc.
5.250%, 3/2/33	592	616
5.650%, 3/2/53	324	341
Pfizer Investment Enterprises Pte Ltd. 5.300%, 5/19/53	916	947
		2,593

	Par Value	Value

Industrials—2.2%
Aircastle Ltd. 144A 5.950%, 2/15/29(1)	$ 711	$ 736
BAE Systems plc 144A 5.300%, 3/26/34(1)	386	401
Owens Corning 5.950%, 6/15/54	372	395
United Airlines Pass-Through-Trust
2020-1, A 5.875%, 4/15/29	445	454
2020-1, B 4.875%, 7/15/27	217	215
United Parcel Service, Inc. 5.050%, 3/3/53	719	720
Veralto Corp. 5.450%, 9/18/33	374	392
		3,313

Materials—1.2%
Air Products & Chemicals, Inc. 4.800%, 3/3/33	658	680
Newmont Corp.
2.250%, 10/1/30	617	553
6.250%, 10/1/39	539	611
		1,844

Real Estate—0.3%
Tanger Properties LP 2.750%, 9/1/31	462	398
Utilities—0.5%
Consolidated Edison Co. of New York, Inc. 3.200%, 12/1/51	445	317
Southern Co. (The) Series A 3.700%, 4/30/30	519	502
		819

Total Corporate Bonds and Notes (Identified Cost $32,370)		32,160

Total Long-Term Investments—98.7% (Identified Cost $149,774)		150,701

	Shares
Securities Lending Collateral—0.1%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.803%)(4)(5)	153,000	153
Total Securities Lending Collateral (Identified Cost $153)		153

TOTAL INVESTMENTS—98.8% (Identified Cost $149,927)		$150,854
Other assets and liabilities, net—1.2%		1,816
NET ASSETS—100.0%		$152,670

See Notes to Schedule of Investments

VIRTUS Seix Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024
($ reported in thousands)
Abbreviations:
DAC	Designated Activity Company
LLC	Limited Liability Company
LP	Limited Partnership

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2024, these securities amounted to a value of $9,884 or 6.5% of net assets.
(2)	All or a portion of security is on loan.
(3)	No contractual maturity date.
(4)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(5)	Represents security purchased with cash collateral received for securities on loan.
The following table summarizes the value of the Fund’s investments as of September 30, 2024, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
U.S. Government Securities	$53,461	$—	$53,461
Mortgage-Backed Securities	57,161	—	57,161
Asset-Backed Securities	7,919	—	7,919
Corporate Bonds and Notes	32,160	—	32,160
Securities Lending Collateral	153	153	—
Total Investments	$150,854	$153	$150,701
There were no securities valued using significant unobservable inputs (Level 3) at September 30, 2024.
There were no transfers into or out of Level 3 related to securities held at September 30, 2024.
See Notes to Schedule of Investments

VIRTUS Seix Total Return Bond Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity-linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual Financials.